                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-6247
                                   ---------------------------------------------

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      4500 MAIN STREET, KANSAS CITY, MISSOURI               64111
--------------------------------------------------------------------------------
     (Address of principal executive offices)             (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------
Date of fiscal year end:         NOVEMBER 30
                           -----------------------------------------------------
Date of reporting period:        FEBRUARY 28, 2006
                           -----------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL GROWTH FUND
FEBRUARY 28, 2006

[american century investments logo and text logo]

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
AUSTRALIA - 3.6%
         2,436,535  BHP Billiton Ltd.                              $      43,967
         6,129,220  Macquarie Infrastructure Group                        15,937
           814,300  National Australia Bank Ltd.                          22,085
           285,240  Rio Tinto Ltd.(1)                                     15,088
                                                                 ---------------
                                                                          97,077
                                                                 ---------------
AUSTRIA - 1.1%
           506,564  Erste Bank der Oesterreichischen
                    Sparkassen AG(1)                                      30,804
                                                                 ---------------
BELGIUM - 1.4%
           365,440  KBC Groupe                                            38,170
                                                                 ---------------
CANADA - 0.8%
           547,260  Rogers Communications Inc.
                    Cl B(1)                                               21,920
                                                                 ---------------
FRANCE - 16.3%
           478,500  Accor SA(1)                                           28,784
           169,470  Alstom RGPT(2)                                        14,508
         1,261,059  Axa SA(1)                                             44,616
           347,030  Essilor International SA Cie
                    Generale D'Optique                                    29,916
            37,320  Groupe Danone                                          4,491
           126,900  Pernod-Ricard SA(1)                                   21,728
           203,170  PPR(1)                                                23,426
           312,020  Sanofi-Aventis(1)                                     26,603
           348,730  Schneider Electric SA(1)                              35,657
           312,910  Societe Generale(1)                                   44,590
           271,680  Total SA(1)                                           68,534
           879,440  Veolia Environnement(1)(2)                            46,153
           366,302  Vinci SA(1)                                           33,849
           778,580  Vivendi Universal SA                                  23,474
                                                                 ---------------
                                                                         446,329
                                                                 ---------------
GERMANY - 6.7%
           158,220  Adidas-Salomon AG                                     30,943
           269,950  BASF AG                                               20,406
           388,310  Continental AG                                        39,753
           263,901  Fresenius Medical Care AG(1)                          28,319
           342,500  Hypo Real Estate Holding AG                           22,543
           103,230  SAP AG                                                21,100
           233,920  Siemens AG                                            21,516
                                                                 ---------------
                                                                         184,580
                                                                 ---------------
GREECE - 4.2%
           834,980  Greek Organization of Football
                    Prognostics SA                                        31,739
         1,272,760  Hellenic Telecommunications
                    Organization SA(2)                                    27,165
         1,067,840  National Bank of Greece SA                            55,474
                                                                 ---------------
                                                                         114,378
                                                                 ---------------

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
HONG KONG(3)
           438,000  Li & Fung Ltd.                                           889
                                                                 ---------------
INDIA - 0.3%
           227,330  Tata Consultancy Services Ltd.                         8,702
                                                                 ---------------
IRELAND - 2.8%
         1,366,300  Anglo Irish Bank Corp. plc                            22,400
         1,378,270  Bank of Ireland                                       24,551
           554,120  Ryanair Holdings plc ADR(1)(2)                        29,418
                                                                 ---------------
                                                                          76,369
                                                                 ---------------
ITALY - 3.8%
         1,396,440  Banco Popolare di Verona e
                    Novara Scrl(1)                                        33,517
           926,140  ENI SpA                                               26,520
           949,130  Luxottica Group SpA                                   26,661
           839,630  Saipem SpA(1)                                         17,840
                                                                 ---------------
                                                                         104,538
                                                                 ---------------
JAPAN - 22.2%
           154,500  Advantest Corp. (1)                                   17,527
           424,500  Astellas Pharma Inc.                                  16,257
         2,930,000  Bank of Yokohama Ltd. (The)                           23,639
           246,800  Daikin Industries Ltd. (1)                             8,149
             3,860  East Japan Railway Company                            27,200
           415,100  Eisai Co. Ltd. (1)                                    19,111
           111,300  Honda Motor Co., Ltd.                                  6,540
           830,000  Hoya Corp.                                            32,775
             4,160  KDDI Corp.                                            21,206
            81,800  Keyence Corp.                                         22,311
           971,000  Komatsu Ltd.                                          17,230
           115,000  Leopalace21 Corp.                                      4,120
         1,863,000  Matsushita Electric
                    Industrial Co., Ltd.                                  39,328
         1,264,000  Matsushita Electric
                    Works, Ltd. (1)                                       14,663
         1,067,000  Mitsubishi Electric Corp.                              8,490
             2,850  Mitsubishi UFJ Financial
                    Group, Inc.                                           42,466
           241,300  Murata Manufacturing Co. Ltd.                         14,950
           333,000  NGK Insulators Ltd. (1)                                4,483
           220,800  Nitto Denko Corp.                                     18,904
           176,900  ORIX Corp.                                            46,820
           448,900  Sega Sammy Holdings Inc.                              18,261
           457,300  Shin-Etsu Chemical Co., Ltd.                          24,246
         1,640,000  Sumitomo Heavy Industries Ltd.                        14,655
         6,860,000  Taisei Corp.                                          33,044
         3,341,000  Toray Industries Inc. (1)                             25,617
         3,198,000  Toshiba Corp. (1)                                     18,126
           405,300  Toyota Motor Corp.                                    21,657
           346,300  Yamada Denki Co. Ltd. (1)                             37,016
           526,000  Yamato Holdings Co., Ltd.                              9,982
                                                                 ---------------
                                                                         608,773
                                                                 ---------------
MEXICO - 2.0%
         1,161,920  America Movil SA de CV Series L ADR                   40,354

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
           239,530  Cemex SA de CV ADR                                    14,793
                                                                 ---------------
                                                                          55,147
                                                                 ---------------
MULTI-NATIONAL - 0.4%
           180,912  iShares MSCI EAFE Index Fund(1)                       11,291
                                                                 ---------------
NETHERLANDS - 3.4%
           436,180  Aegon N.V.                                             7,197
         1,433,450  ASML Holding N.V.(1)(2)                               29,644
           577,630  ING Groep N.V. CVA                                    21,713
           810,910  Royal Numico N.V.(1)(2)                               35,127
                                                                 ---------------
                                                                          93,681
                                                                 ---------------
NORWAY - 2.1%
           303,128  Aker Kvaerner ASA(1)(2)                               24,486
         2,973,670  Telenor ASA                                           32,310
                                                                 ---------------
                                                                          56,796
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.6%
        36,542,891  China Construction
                    Bank Cl H(1)(2)                                       16,817
                                                                 ---------------
SINGAPORE - 0.3%
           859,000  Keppel Corp. Ltd.                                      7,302
                                                                 ---------------
SOUTH KOREA - 1.2%
           115,506  Lotte Shopping Co. GDR
                    (Acquired 1/27/06, Cost
                    $2,388)(1)(2)(4)                                       2,439
            43,560  Samsung Electronics                                   30,369
                                                                 ---------------
                                                                          32,808
                                                                 ---------------
SPAIN - 2.2%
         1,219,166  Cintra Concesiones de
                    Infraestructuras de
                    Transporte SA(1)                                      16,194
           326,537  Grupo Ferrovial SA                                    24,470
           565,910  Inditex SA(1)                                         20,331
                                                                 ---------------
                                                                          60,995
                                                                 ---------------
SWEDEN - 0.9%
           962,110  ForeningsSparbanken AB                                25,663
                                                                 ---------------
SWITZERLAND - 8.7%
         2,945,890  ABB Ltd.(2)                                           35,498
           759,250  Compagnie Financiere Richemont
                    AG Cl A                                               33,071
           218,800  Credit Suisse Group                                   12,100
           312,050  Lonza Group AG(1)                                     20,252
            66,230  Nestle SA                                             19,525
           922,880  Novartis AG(1)                                        49,144
           298,145  Roche Holding AG(1)                                   43,827
           242,926  UBS AG                                                25,806
                                                                 ---------------
                                                                         239,223
                                                                 ---------------

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM - 14.4%
           749,230  AstraZeneca plc                                       34,652
         3,267,410  BG Group plc                                          38,431
         6,004,140  BP plc                                                66,480
         1,787,470  British American Tobacco plc                          42,792
         2,103,980  Diageo plc                                            32,453
         2,665,310  GlaxoSmithKline plc                                   67,726
         1,001,550  Man Group plc                                         40,606
           905,082  Reckitt Benckiser plc                                 32,436
         1,466,510  Standard Chartered plc                                38,334
                                                                 ---------------
                                                                         393,910
                                                                 ---------------
TOTAL COMMON STOCKS                                                    2,726,162
(Cost $1,956,150)                                                ---------------

TEMPORARY CASH INVESTMENTS - 3.0%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 4.50%, 2/15/36, valued at $83,808),
in a joint trading account at 4.48%,
dated 2/28/06, due 3/1/06
(Delivery value $81,810)                                                  81,800
                                                                 ---------------
(Cost $81,800)

COLLATERAL RECEIVED
FOR SECURITIES LENDING(5) - 21.2%
REPURCHASE AGREEMENTS
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 4.57%, dated 2/28/06, due 3/1/06
(Delivery value $180,023)                                                180,000
Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S Government Agency
obligations in a pooled account at the
lending agent), 4.57%, dated 2/28/06,
due 3/1/06 (Delivery value $282,337)                                     282,301
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
4.56%, dated 2/28/06, due 3/1/06
(Delivery value $118,378)                                                118,363
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                   580,664
(Cost $580,664)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 123.6%                                   3,388,626
                                                                 ---------------
(Cost $2,618,614)

OTHER ASSETS AND LIABILITIES - (23.6)%                                 (646,662)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   2,741,964
                                                                 ===============

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                                                 23.5%
Consumer Discretionary                                                     14.0%
Industrials                                                                13.6%
Health Care                                                                11.5%
Energy                                                                      8.8%
Information Technology                                                      7.1%
Consumer Staples                                                            6.9%
Materials                                                                   6.7%
Telecommunication Services                                                  5.2%
Utilities                                                                   1.7%
Diversified                                                                 0.4%
Cash and cash equivalents(+)                                                0.6%

(+)Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
EAFE = Europe, Australasia, and Far East
GDR = Global Depositary Receipt
MSCI = Morgan Stanley Capital International
(1) Security, or a portion thereof, was on loan as of February 28, 2006. The aggregate value of securities on loan at February 28, 2006, was $548,976 (in thousands).
(2) Non-income producing.
(3) Country is less than 0.05% of total net assets.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  The aggregate value of restricted securities purchased by the lending agent with cash collateral received for securities lending at February 28, 2006, was
    $2,439 (in thousands), which represented 0.1% of total net assets.
(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $2,623,332
                                                                 ===============
Gross tax appreciation of investments                                $  767,500
Gross tax depreciation of investments                                    (2,206)
                                                                 ---------------
Net tax appreciation of investments                                  $  765,294
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. FAIR VALUED SECURITIES

Securities for which market quotes have been deemed not readily available or does not reflect the security's fair value have been fair valued as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee. The aggregate value of fair valued securities at February 28, 2006 was
$1,804,055 (in thousands), which is 65.8% of total net assets.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL STOCK FUND
FEBRUARY 28, 2006

[american century investments logo and text logo]

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.2%
AUSTRALIA - 3.4%
            36,117  BHP Billiton Ltd.                             $          651
            90,144  Macquarie Infrastructure Group                           234
            11,976  National Australia Bank Ltd.                             326
             4,195  Rio Tinto Ltd.                                           222
                                                                 ---------------
                                                                           1,433
                                                                 ---------------
AUSTRIA - 1.1%
             7,649  Erste Bank der Oesterreichischen
                    Sparkassen AG                                            465
                                                                 ---------------
BELGIUM - 1.4%
             5,688  KBC Groupe                                               594
                                                                 ---------------
CANADA - 0.8%
             8,141  Rogers Communications Inc. Cl B                          326
                                                                 ---------------
FRANCE - 16.0%
             6,981  Accor SA                                                 420
             3,009  Alstom RGPT(1)                                           258
            18,871  Axa SA                                                   667
             5,053  Essilor International SA Cie
                    Generale D'Optique                                       436
               538  Groupe Danone                                             65
             1,866  Pernod-Ricard SA                                         319
             2,988  PPR                                                      345
             4,589  Sanofi-Aventis                                           391
             5,151  Schneider Electric SA                                    527
             4,768  Societe Generale                                         679
             3,996  Total SA                                               1,008
            12,892  Veolia Environnement(1)                                  677
             5,387  Vinci SA                                                 498
            11,451  Vivendi Universal SA                                     345
                                                                 ---------------
                                                                           6,635
                                                                 ---------------
GERMANY - 6.6%
             2,327  Adidas-Salomon AG                                        455
             3,970  BASF AG                                                  300
             5,931  Continental AG                                           607
             3,806  Fresenius Medical Care AG                                408
             5,359  Hypo Real Estate Holding AG                              353
             1,437  SAP AG                                                   294
             3,440  Siemens AG                                               316
                                                                 ---------------
                                                                           2,733
                                                                 ---------------
GREECE - 4.0%
            12,280  Greek Organization of Football
                    Prognostics SA                                           467
            18,311  Hellenic Telecommunications
                    Organization SA(1)                                       391
            15,828  National Bank of Greece SA                               822
                                                                 ---------------
                                                                           1,680
                                                                 ---------------

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
HONG KONG(2)
             6,000  Li & Fung Ltd.                                            12
                                                                 ---------------
INDIA - 0.3%
             1,699  Infosys Technologies Ltd. ADR                            120
                                                                 ---------------
IRELAND - 2.7%
            20,095  Anglo Irish Bank Corp. plc                               329
            20,135  Bank of Ireland                                          359
             7,813  Ryanair Holdings plc ADR(1)                              415
                                                                 ---------------
                                                                           1,103
                                                                 ---------------
ITALY - 3.7%
            20,538  Banco Popolare di Verona e
                    Novara Scrl                                              493
            13,621  ENI SpA                                                  390
            13,959  Luxottica Group SpA                                      392
            12,349  Saipem SpA                                               262
                                                                 ---------------
                                                                           1,537
                                                                 ---------------
JAPAN - 21.5%
             2,200  Advantest Corp.                                          250
             6,200  Astellas Pharma Inc.                                     237
            46,000  Bank of Yokohama Ltd. (The)                              371
             3,600  Daikin Industries Ltd.                                   119
                57  East Japan Railway Company                               402
             6,100  Eisai Co. Ltd.                                           281
             1,600  Honda Motor Co., Ltd.                                     94
            12,000  Hoya Corp.                                               474
                61  KDDI Corp.                                               311
             1,200  Keyence Corp.                                            327
            14,000  Komatsu Ltd.                                             249
             2,000  Leopalace21 Corp.                                         72
            27,000  Matsushita Electric
                    Industrial Co., Ltd.                                     570
            18,000  Matsushita Electric Works, Ltd.                          209
            14,000  Mitsubishi Electric Corp.                                111
                42  Mitsubishi UFJ Financial
                    Group, Inc.                                              625
             3,500  Murata Manufacturing Co. Ltd.                            217
             4,000  NGK Insulators Ltd.                                       54
             3,200  Nitto Denko Corp.                                        274
             2,600  ORIX Corp.                                               688
             6,500  Sega Sammy Holdings Inc.                                 264
             6,700  Shin-Etsu Chemical Co., Ltd.                             355
            24,000  Sumitomo Heavy Industries Ltd.                           214
           104,000  Taisei Corp.                                             500
            51,000  Toray Industries Inc.                                    391
            45,000  Toshiba Corp.                                            255
             5,900  Toyota Motor Corp.                                       315
             5,300  Yamada Denki Co. Ltd.                                    567
             7,000  Yamato Holdings Co., Ltd.                                133
                                                                 ---------------
                                                                           8,929
                                                                 ---------------
MEXICO - 2.0%
            17,837  America Movil SA de CV
                    Series L ADR                                             620

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
             3,523  Cemex SA de CV ADR                                       218
                                                                 ---------------
                                                                             838
                                                                 ---------------
MULTI-NATIONAL - 1.8%
            12,000  iShares MSCI EAFE Index Fund                             749
                                                                 ---------------
NETHERLANDS - 3.3%
             5,912  Aegon N.V.                                                98
            21,082  ASML Holding N.V.(1)                                     436
             8,495  ING Groep N.V. CVA                                       319
            11,682  Royal Numico N.V.(1)                                     506
                                                                 ---------------
                                                                           1,359
                                                                 ---------------
NORWAY - 2.0%
             4,458  Aker Kvaerner ASA(1)                                     360
            44,523  Telenor ASA                                              484
                                                                 ---------------
                                                                             844
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.6%
           538,035  China Construction Bank Cl H(1)                          248
                                                                 ---------------
SINGAPORE - 0.3%
            12,000  Keppel Corp. Ltd.                                        102
                                                                 ---------------
SOUTH KOREA - 1.1%
             1,380  Lotte Shopping Co. GDR
                    (Acquired 1/27/06, Cost
                    $29)(1)(3)                                                29
               620  Samsung Electronics                                      432
                                                                 ---------------
                                                                             461
                                                                 ---------------
SPAIN - 2.2%
            17,931  Cintra Concesiones de
                    Infraestructuras de Transporte SA                        239
             4,824  Grupo Ferrovial SA                                       362
             8,323  Inditex SA                                               299
                                                                 ---------------
                                                                             900
                                                                 ---------------
SWEDEN - 0.9%
            14,028  ForeningsSparbanken AB                                   374
                                                                 ---------------
SWITZERLAND - 8.5%
            46,171  ABB Ltd.(1)                                              556
            11,198  Compagnie Financiere
                    Richemont AG Cl A                                        488
             3,186  Credit Suisse Group                                      176
             4,589  Lonza Group AG                                           298
               968  Nestle SA                                                285
            13,576  Novartis AG                                              723
             4,349  Roche Holding AG                                         639
             3,573  UBS AG                                                   380
                                                                 ---------------
                                                                           3,545
                                                                 ---------------

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM - 14.0%
            11,019  AstraZeneca plc                                          510
            50,057  BG Group plc                                             589
            86,861  BP plc                                                   962
            27,038  British American Tobacco plc                             647
            30,950  Diageo plc                                               478
            39,200  GlaxoSmithKline plc                                      995
            15,227  Man Group plc                                            617
            13,203  Reckitt Benckiser plc                                    473
            21,868  Standard Chartered plc                                   572
                                                                 ---------------
                                                                           5,843
                                                                 ---------------
TOTAL COMMON STOCKS                                                       40,830
(Cost $36,780)                                                   ---------------

TEMPORARY CASH INVESTMENTS - 4.3%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 4.50%, 2/15/36, valued at $1,844),
in a joint trading account at 4.48%,
dated 2/28/06, due 3/1/06
(Delivery value $1,800)                                                    1,800
                                                                 ---------------
(Cost $1,800)

TOTAL INVESTMENT SECURITIES - 102.5%                                      42,630
                                                                 ---------------
(Cost $38,580)

OTHER ASSETS AND LIABILITIES - (2.5)%                                    (1,025)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $       41,605
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                                                 23.1%
Consumer Discretionary                                                     13.7%
Industrials                                                                13.2%
Health Care                                                                11.1%
Energy                                                                      8.6%
Information Technology                                                      6.8%
Consumer Staples                                                            6.7%
Materials                                                                   6.5%
Telecommunication Services                                                  5.1%
Diversified                                                                 1.8%
Utilities                                                                   1.6%
Cash and cash equivalents(+)                                                1.8%

(+)Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
CVA = Certificaten Van Aandelen
EAFE = Europe, Australasia, and Far East
MSCI = Morgan Stanley Capital International
(1) Non-income producing.
(2) Country is less than 0.05% of total net assets.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities purchased by the lending agent with cash collateral received for securities lending at February 28, 2006, was
    $29 (in thousands), which represented 0.1% of total net assets.

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                        $ 38,637
                                                                 ===============
Gross tax appreciation of investments                                  $  4,067
Gross tax depreciation of investments                                       (74)
                                                                 ---------------
Net tax appreciation of investments                                    $  3,993
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. FAIR VALUED SECURITIES

Securities for which market quotes have been deemed not readily available or does not reflect the security's fair value have been fair valued as  determined by, or in accordance with procedures adopted by, the Board of Directors or its designee. The aggregate value of fair valued securities at February 28, 2006 was
$26,551 (in thousands), which is 63.8% of total net assets.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL DISCOVERY FUND
FEBRUARY 28, 2006

[american century investments logo and text logo]

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.1%
AUSTRALIA - 5.0%
         1,577,200  Computershare Ltd.                            $        7,932
         1,088,300  CSL Ltd.                                              42,608
           909,400  Energy Resources of Australia Ltd.                     8,310
         1,700,000  Macquarie Communications
                    Infrastructure Group                                   7,161
         2,176,000  Zinifex Ltd.                                          12,512
                                                                 ---------------
                                                                          78,523
                                                                 ---------------
AUSTRIA - 1.0%
            70,000  BETandWIN.com Interactive
                    Entertainment AG(1)(2)                                 8,142
           670,000  Immoeast Immobilien
                    Anlagen AG(1)                                          7,230
                                                                 ---------------
                                                                          15,372
                                                                 ---------------
BELGIUM - 1.4%
            79,767  Bekaert SA                                             8,194
            95,600  Umicore                                               13,598
                                                                 ---------------
                                                                          21,792
                                                                 ---------------
BERMUDA - 0.3%
           120,000  Lazard Ltd. Cl A                                       4,618
                                                                 ---------------
CANADA - 4.1%
           281,700  Addax Petroleum Corp.(1)                               5,704
           376,800  Alimentation Couche-Tard Inc. Cl B                     8,392
         1,151,500  CAE Inc.                                               9,569
           713,400  Gildan Activewear Inc.(1)                             35,640
           134,800  Trican Well Service Ltd.(1)                            5,732
                                                                 ---------------
                                                                          65,037
                                                                 ---------------
DENMARK - 2.6%
           110,400  Alk-Abello AS(1)(2)                                   13,193
           120,000  Novozymes AS Cl B                                      7,190
           196,500  Topdanmark AS(1)                                      19,904
                                                                 ---------------
                                                                          40,287
                                                                 ---------------
EGYPT - 1.3%
           525,000  Commercial International Bank                          6,503
             4,948  Orascom Construction Industries                          212
           817,620  Vodafone Egypt
                    Telecommunications SAE                                14,402
                                                                 ---------------
                                                                          21,117
                                                                 ---------------
FRANCE - 4.9%
            62,000  Eiffage                                                7,023
           182,400  Neopost SA                                            18,258
           313,000  SOITEC(1)                                              8,356
            35,400  Vallourec(2)                                          27,710
           263,600  Zodiac SA                                             16,548
                                                                 ---------------
                                                                          77,895
                                                                 ---------------

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
GERMANY - 9.2%
           614,900  GEA Group AG(1)                                       10,089
           375,700  Hochtief AG                                           20,185
           166,000  Hypo Real Estate Holding AG                           10,926
           473,300  IVG Immobilien AG                                     12,263
           907,500  MLP AG(2)                                             20,450
           112,600  Q-Cells AG(1)                                         11,440
           111,600  Rheinmetall AG                                         8,676
           326,700  Schwarz Pharma AG(2)                                  20,701
           621,100  United Internet AG(2)                                 30,719
                                                                 ---------------
                                                                         145,449
                                                                 ---------------
GREECE - 1.0%
           502,000  Piraeus Bank SA                                       15,203
                                                                 ---------------
HONG KONG - 2.2%
         1,634,000  Hong Kong Exchanges and
                    Clearing Ltd.                                          8,266
         7,557,051  Link Real Estate Investment Trust
                    (The)(1)                                              16,309
         6,684,000  Melco International Development                        9,970
                                                                 ---------------
                                                                          34,545
                                                                 ---------------
INDIA - 0.5%
           160,400  Larsen & Toubro Ltd.                                   8,501
                                                                 ---------------
IRELAND - 0.9%
           987,000  Kingspan Group plc                                    14,264
                                                                 ---------------
ISRAEL - 0.9%
           262,900  Nice Systems Ltd. ADR(1)                              13,687
                                                                 ---------------
ITALY - 1.2%
         1,383,300  Davide Campari-Milano SpA                             11,084
           668,000  Geox SpA                                               8,204
                                                                 ---------------
                                                                          19,288
                                                                 ---------------
JAPAN - 27.3%
           832,000  Asics Corp.                                            7,888
         1,302,000  Bank of Kyoto Ltd. (The) (2)                          15,136
           770,000  Daifuku Co. Ltd. (2)                                  14,220
           169,600  Don Quijote Co. Ltd.                                  12,875
           590,700  EDION Corp.                                           12,316
           123,500  Fancl Corp.                                            8,461
         4,861,000  Japan Steel Works Ltd. (The)                          30,281
         1,165,600  JTEKT Corp. (2)                                       22,022
           293,800  MISUMI Group Inc. (2)                                 11,802
           926,000  Mitsubishi Gas Chemical Co. Inc.                      10,883
           481,000  NEOMAX Co., Ltd. (2)                                  14,164
         1,342,000  NGK Insulators Ltd.                                   18,068
           667,000  Nippon Electric Glass Co., Ltd.                       16,093
         1,635,000  Nippon Shokubai Co. Ltd. (2)                          18,506
         1,997,000  Nishi-Nippon City Bank Ltd.
                    (The) (2)                                             10,197
         1,276,000  Nissan Chemical
                    Industries, Ltd. (2)                                  20,947
        14,604,500  Nissin Co., Ltd. (2)                                  28,090

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
         1,560,400  OMC Card Inc. (2)                                     24,766
             3,600  Round One Corp. (2)                                   14,583
         1,371,000  Senshu Bank Ltd. (The)                                 4,912
           109,300  Sumco Corp.                                            5,432
           194,800  Sysmex Corp. (2)                                       8,074
           665,300  THK Co. Ltd.                                          18,684
         2,243,000  Tokuyama Corp. (2)                                    33,328
           871,000  Tokyo Tatemono Co. Ltd. (2)                            8,406
           200,000  Tsumura & Co.                                          5,140
           936,000  Uniden Corp. (2)                                      14,020
           688,500  Urban Corp. (2)                                       10,078
           801,000  Zeon Corp. (2)                                        10,041
                                                                 ---------------
                                                                         429,413
                                                                 ---------------
MEXICO - 1.0%
           552,400  Grupo Aeroportuario del Pacifico
                    SA de CV ADR(1)                                       15,909
                                                                 ---------------
NETHERLANDS - 4.2%
           205,800  Fugro N.V. CVA                                         7,710
           332,100  Koninklijke BAM Groep N.V.                            31,560
           289,000  USG People N.V.                                       18,126
           510,000  Vedior N.V. CVA                                        9,638
                                                                 ---------------
                                                                          67,034
                                                                 ---------------
NORWAY - 5.4%
           561,500  Aker Kvaerner ASA(1)(2)                               45,356
           176,900  Fred. Olsen Energy ASA(1)(2)                           6,319
         1,076,600  SeaDrill Ltd.(1)                                      11,210
           204,600  Smedvig ASA(2)                                         6,202
           901,500  Tandberg Television ASA(1)(2)                         16,034
                                                                 ---------------
                                                                          85,121
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.7%
           198,196  Focus Media Holding Ltd. ADR(1)                       10,356
         1,441,252  Nine Dragons Paper
                    Holdings Ltd.(1)                                         622
                                                                 ---------------
                                                                          10,978
                                                                 ---------------
SOUTH KOREA - 2.2%
           323,100  Humax Co. Ltd.                                         9,148
           167,986  Kumho Electric Co. Ltd.                               11,200
           113,730  LG Card Co. Ltd.(1)                                    5,632
           195,000  Samsung Electro-Mechanics
                    Co. Ltd.(1)                                            7,985
                                                                 ---------------
                                                                          33,965
                                                                 ---------------
SPAIN - 3.6%
           255,600  Abengoa SA                                             6,086
           978,357  Enagas(2)                                             19,831
           348,000  Fadesa Inmobiliaria SA                                13,129
           509,000  Red Electrica de Espana(2)                            17,036
                                                                 ---------------
                                                                          56,082
                                                                 ---------------

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
SWEDEN - 0.5%
           248,000  Hexagon AB Cl B                                        7,634
                                                                 ---------------
SWITZERLAND - 1.8%
            11,400  Geberit AG                                            10,348
             5,364  Lindt & Spruengli AG                                  10,225
            13,100  Sulzer AG                                              8,192
                                                                 ---------------
                                                                          28,765
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 2.9%
           991,000  Catcher Technology Co. Ltd.                            7,730
           963,400  High Tech Computer Corp.                              20,673
         1,232,000  Inventec Appliances Corp.(1)                           7,516
         7,772,000  Siliconware Precision
                    Industries Co.                                         9,884
                                                                 ---------------
                                                                          45,803
                                                                 ---------------
TURKEY - 0.5%
           713,000  Aksigorta AS                                           7,542
                                                                 ---------------
UNITED KINGDOM - 10.5%
         1,500,000  Aberdeen Asset Management plc                          4,816
         1,570,000  Capita Group plc                                      13,083
         5,741,000  Carphone Warehouse Group plc                          27,295
         1,196,500  CSR plc(1)                                            18,996
         3,507,600  International Power plc                               17,584
           268,800  Lonmin plc                                            10,705
           973,300  Punch Taverns plc                                     14,608
         1,200,000  Serco Group plc                                        7,310
         3,891,400  Tullow Oil plc                                        20,378
         1,125,200  Vedanta Resources plc                                 19,453
         1,832,000  Wolfson Microelectronics plc(1)                       11,618
                                                                 ---------------
                                                                         165,846
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,529,670
(Cost $1,135,920)                                                ---------------

PREFERRED STOCKS - 0.7%
GERMANY - 0.7%
           503,000  ProSiebenSat.1 Media AG                               11,845
                                                                 ---------------
(Cost $12,295)

TEMPORARY CASH INVESTMENTS - 2.0%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 4.50%, 2/15/36, valued at
$31,966), in a joint trading account at 4.48%,
dated 2/28/06, due 3/1/06
(Delivery value $31,204)                                                  31,200
                                                                 ---------------
(Cost $31,200)

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
COLLATERAL RECEIVED
FOR SECURITIES LENDING(3) - 10.5%
REPURCHASE AGREEMENT
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
4.56%, dated 2/28/06, due 3/1/06
(Delivery value $165,671)                                                165,650
                                                                 ---------------
(Cost $165,650)

TOTAL INVESTMENT SECURITIES - 110.3%                                   1,738,365
                                                                 ---------------
(Cost $1,345,065)

OTHER ASSETS AND LIABILITIES - (10.3)%                                 (162,832)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $    1,575,533
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Industrials                                                                24.7%
Financials                                                                 15.3%
Information Technology                                                     13.9%
Consumer Discretionary                                                     13.4%
Materials                                                                  11.2%
Energy                                                                      6.9%
Health Care                                                                 5.7%
Utilities                                                                   3.4%
Consumer Staples                                                            2.4%
Telecommunication Services                                                  0.9%
Cash and cash equivalents(+)                                                2.2%

(+)Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of February 28, 2006. The aggregate value of securities on loan at February 28, 2006, was $147,381 (in thousands).
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
                                    ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $1,345,743
                                                                 ===============
Gross tax appreciation of investments                                $  405,821
Gross tax depreciation of investments                                   (13,199)
                                                                 ---------------
Net tax appreciation of investments                                  $  392,622
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. FAIR VALUED SECURITIES

Securities for which market quotes have been deemed not readily available or does not reflect the security's fair value have been fair valued as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee. The aggregate value of fair valued securities at February 28, 2006 was
$553,061 (in thousands), which is 35.1% of total net assets.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EMERGING MARKETS FUND
FEBRUARY 28, 2006

[american century investments logo and text logo]

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 88.2%
BRAZIL - 8.1%
           195,130  Banco Nossa Caixa SA                          $        4,455
            38,590  Cosan SA Industria e Comercio(1)                       2,064
           207,225  Gafisa SA(1)                                           2,401
       230,260,000  Light SA(1)                                            2,167
           136,464  Lojas Renner SA                                        7,528
           115,572  Petroleo Brasileiro SA ADR                            10,117
           180,491  Rossi Residencial SA                                   2,405
           531,200  Tractebel Energia SA                                   4,365
            87,500  Vivax SA(1)                                            1,115
                                                                 ---------------
                                                                          36,617
                                                                 ---------------
CHILE - 3.2%
         3,056,286  Centros Comerciales
                    Sudamericanos SA                                       7,292
         1,598,208  Comercial Siglo XXI SA(1)                              4,944
         2,138,473  Distribucion y Servicio D&S SA                           734
         1,751,500  Inversiones Aguas
                    Metropolitanas SA(1)                                   1,727
                                                                 ---------------
                                                                          14,697
                                                                 ---------------
EGYPT - 1.3%
           130,790  Orascom Hotels & Development(1)                        1,316
           253,993  Vodafone Egypt
                    Telecommunications SAE                                 4,474
                                                                 ---------------
                                                                           5,790
                                                                 ---------------
FINLAND - 0.5%
           132,243  Nokian Renkaat Oyj                                     2,105
                                                                 ---------------
HONG KONG - 5.8%
         3,888,873  AAC Acoustic Technology
                    Holdings Inc.(1)                                       2,740
         5,059,000  China Yurun Food Group Ltd.(1)                         3,532
         7,222,000  GST Holdings Ltd.(1)                                   2,063
         1,972,195  Link Real Estate Investment Trust
                    (The)(1)                                               4,256
         1,968,000  Parkson Retail Group Ltd.(1)(2)                        4,922
        26,266,000  Regal Hotels International
                    Holdings Ltd.                                          2,034
           882,000  Vtech Holdings Ltd.                                    3,197
         1,007,000  Wumart Stores Inc. Cl H                                3,349
                                                                 ---------------
                                                                          26,093
                                                                 ---------------
INDIA - 1.4%
           376,208  Bharti Tele-Ventures Ltd.(1)                           3,070
            43,200  Reliance Capital Ventures Ltd.(1)                         23
            43,200  Reliance Communication
                    Ventures Ltd.(1)                                         139
            43,200  Reliance Energy Ventures Ltd.(1)                          42
            43,200  Reliance Natural
                    Resources Ltd.(1)                                          5
            84,091  Tata Consultancy Services Ltd.                         3,219
                                                                 ---------------
                                                                           6,498
                                                                 ---------------
INDONESIA - 0.7%
         6,862,000  PT Aneka Tambang Tbk                                   3,008
                                                                 ---------------

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
ISRAEL - 4.4%
            66,277  Ituran Location and
                    Control Ltd.(1)                                        1,127
           232,712  M-Systems Flash Disk
                    Pioneers Ltd.(1)(2)                                    6,283
            57,953  Nice Systems Ltd. ADR(1)                               3,017
           185,946  Orbotech Ltd.(1)(2)                                    4,431
           124,239  Teva Pharmaceutical
                    Industries Ltd. ADR                                    5,217
                                                                 ---------------
                                                                          20,075
                                                                 ---------------
KAZAKHSTAN - 1.8%
           522,667  Kazakhmys plc(1)                                       8,014
                                                                 ---------------
LUXEMBOURG - 0.7%
           138,751  Ternium SA ADR(1)(2)                                   3,268
                                                                 ---------------
MALAYSIA - 1.1%
         4,608,000  AirAsia Bhd(1)                                         2,121
           682,500  Digi.Com Bhd(1)                                        1,608
         3,188,400  Scomi Group Berhad                                     1,047
                                                                 ---------------
                                                                           4,776
                                                                 ---------------
MEXICO - 4.5%
           982,567  Axtel, SA de CV(1)(2)                                  2,348
            88,540  Cemex SA de CV ADR                                     5,468
           472,505  Corporacion GEO SA de CV,
                    Series B(1)                                            1,851
           134,550  Grupo Aeroportuario del Pacifico
                    SA de CV ADR(1)                                        3,875
           755,646  Grupo Mexico SA de CV, Series B                        1,938
           511,682  Urbi Desarrollos Urbanos
                    SA de CV(1)                                            3,920
           383,028  Wal-Mart de Mexico SA de CV,
                    Series V(2)                                            1,095
                                                                 ---------------
                                                                          20,495
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 5.8%
           207,547  China Mobile Hong Kong Ltd.
                    ADR(2)                                                 5,028
        12,470,000  China Petroleum & Chemical Corp.
                    Cl H                                                   7,401
         9,936,000  Dongfeng Motor Group Co. Ltd.
                    Cl H(1)                                                4,099
         2,676,000  Foxconn International
                    Holdings Ltd.(1)(2)                                    4,569
         8,558,000  Global Bio-Chem Technology
                    Group Co. Ltd.                                         4,781
           500,314  Nine Dragons Paper
                    Holdings Ltd.(1)                                         216
                                                                 ---------------
                                                                          26,094
                                                                 ---------------
PERU - 0.6%
            56,119  Compania de Minas Buenaventura
                    SAu ADR(2)                                             1,471
            37,057  Credicorp Ltd.(1)                                      1,109
                                                                 ---------------
                                                                           2,580
                                                                 ---------------
POLAND - 0.9%
            36,600  BRE Bank SA(1)                                         2,168
            70,167  TVN SA(1)                                              2,065
                                                                 ---------------
                                                                           4,233
                                                                 ---------------
RUSSIAN FEDERATION - 5.2%
           150,737  NovaTek OAO GDR                                        4,937

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
            75,353  OAO Gazprom GDR                                        6,375
           287,700  Pyaterochka Holding N.V. GDR(1)                        4,580
             2,532  Sberbank RF                                            3,937
           792,190  VolgaTelecom                                           3,454
                                                                 ---------------
                                                                          23,283
                                                                 ---------------
SOUTH AFRICA - 10.3%
            51,001  Anglo American
                    Platinum Corp. Ltd.                                    4,069
           211,090  Anglo American plc                                     7,907
           686,564  DRDGOLD Limited ADR(2)                                   968
           611,712  Harmony Gold Mining Co.
                    Limited(1)(2)                                          8,558
            39,172  Impala Platinum Holdings Limited                       6,664
           152,504  JD Group Ltd.                                          2,273
           344,029  Kumba Resources Ltd.                                   5,774
            63,092  Pretoria Portland Cement Co. Ltd.                      3,894
           239,572  Telkom SA Ltd.                                         6,431
                                                                 ---------------
                                                                          46,538
                                                                 ---------------
SOUTH KOREA - 12.8%
             4,450  Amorepacific Corp.                                     1,533
           103,050  Hana Financial Group Inc.                              4,340
           137,845  Humax Co. Ltd.                                         3,903
            47,230  Hynix Semiconductor Inc.(1)                            1,594
           129,400  Hyundai Engineering &
                    Construction(1)                                        6,205
            52,988  Kookmin Bank ADR(1)                                    4,014
           101,460  LG Card Co. Ltd.(1)                                    5,025
            53,890  LG Electronics Inc.                                    4,402
            52,626  Lotte Shopping Co. GDR
                    (Acquired 1/27/06-2/20/06,
                    Cost $1,102,902)(1)(2)(3)                              1,111
           112,230  Samsung Electro-Mechanics Co.
                    Ltd.(1)                                                4,596
            11,650  Samsung Electronics                                    8,122
           164,080  Shinhan Financial Group Co., Ltd.                      6,369
            13,730  Shinsegae Co. Ltd.                                     6,437
                                                                 ---------------
                                                                          57,651
                                                                 ---------------
SPAIN - 1.2%
           191,113  Repsol YPF, SA                                         5,353
                                                                 ---------------
SWEDEN - 1.3%
           183,948  Oriflame Cosmetics SA SDR                              5,988
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 12.0%
           377,444  AU Optronics Corp. ADR(2)                              6,005
         5,040,102  Chi Mei Optoelectronics Corp.                          7,603
         5,038,000  China Steel Corp.                                      4,518
           996,300  Compal Communications Inc.                             5,140
         5,894,000  Compal Electronics Inc.                                5,438
         6,608,288  King Yuan Electronics Co. Ltd.                         5,556
           106,500  Largan Precision Co. Ltd.                              1,965
         3,355,000  Test-Rite International Co.                            2,281
         7,690,000  Uni-President Enterprises Corp.                        4,318
         1,424,000  Wistron Corp.(1)                                       1,841

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
         3,582,000  Wistron NeWeb Corp.(1)                                 9,513
                                                                 ---------------
                                                                          54,178
                                                                 ---------------
THAILAND - 1.4%
        20,762,100  Krung Thai Bank Public Co. Ltd.                        6,530
                                                                 ---------------
TURKEY - 3.2%
           628,448  Denizbank AS(1)                                        5,883
           171,371  Tupras Turkiye Petrol Rafine(1)                        3,293
           261,869  Turk Hava Yollari Anonim
                    Ortakligi(1)                                           1,704
           510,483  Turkiye Vakiflar Bankasi
                    Tao Cl D(1)                                            3,380
                                                                 ---------------
                                                                          14,260
                                                                 ---------------
TOTAL COMMON STOCKS                                                      398,124
(Cost $307,260)                                                  ---------------

PREFERRED STOCKS - 4.0%
BRAZIL - 4.0%
            87,109  Bradespar SA                                           2,921
        34,050,000  Companhia de Gas de Sao
                    Paulo Cl A                                             4,441
        59,200,000  Cia Energetica de Minas Gerais                         3,039
            19,841  Telemig Celular Participacoes
                    SA ADR(2)                                              1,121
           199,200  Usinas Siderurgicas de Minas
                    Gerais SA                                              6,566
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                    18,088
(Cost $12,663)                                                   ---------------

TEMPORARY CASH INVESTMENTS - 6.3%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 4.50%, 2/15/36, valued at $6,045),
in a joint trading account at 4.48%,
dated 2/28/06, due 3/1/06
(Delivery value $5,901)                                                    5,900
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 6.125% - 8.125%,
11/15/16 - 11/15/27, valued at $23,153),
in a joint trading account at 4.49%,
dated 2/28/06, due 3/1/06
(Delivery value $22,603)                                                  22,600
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                          28,500
(Cost $28,500)                                                   ---------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(4) - 4.3%
REPURCHASE AGREEMENT
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
4.56%, dated 2/28/06, due 3/1/06
(Delivery value $19,288)                                                  19,286
                                                                 ---------------
(Cost $19,286)

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
                               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 102.8%                                     463,998
                                                                 ---------------
(Cost $367,709)

OTHER ASSETS AND LIABILITIES - (2.8)%                                   (12,660)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $      451,338
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Information Technology                                                     19.0%
Materials                                                                  16.1%
Financials                                                                 13.1%
Consumer Discretionary                                                     11.2%
Consumer Staples                                                           10.1%
Energy                                                                      8.5%
Telecommunication Services                                                  6.4%
Utilities                                                                   3.5%
Industrials                                                                 3.1%
Health Care                                                                 1.2%
Cash and cash equivalents(+)                                                7.8%

(+)Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
SDR = Swedish Depositary Receipt
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of February 28, 2006. The aggregate value of securities on loan at February 28, 2006, was $18,516.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities purchased by the lending agent with cash collateral received for securities lending at February 28, 2006, was
    $1,111 (in thousands), which represented 0.2% of total net assets.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $  367,810
                                                                 ===============
Gross tax appreciation of investments                                $   99,474
Gross tax depreciation of investments                                    (3,286)
                                                                 ---------------
Net tax appreciation of investments                                  $   96,188
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. FAIR VALUED SECURITIES

Securities for which market quotes have been deemed not readily available or does not reflect the security's fair value have been fair valued as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee. The aggregate value of fair valued securities at February 28, 2006 was
$176,107 (in thousands), which is 39.0% of total net assets.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GLOBAL GROWTH FUND
FEBRUARY 28, 2006

[american century investments logo and text logo]

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.0%
AUSTRALIA - 1.7%
           410,685  BHP Billiton Ltd.                             $        7,410
                                                                 ---------------
AUSTRIA - 1.2%
            82,000  Erste Bank der Oesterreichischen
                    Sparkassen AG                                          4,986
                                                                 ---------------
BELGIUM - 1.3%
            51,600  KBC Groupe                                             5,390
                                                                 ---------------
BERMUDA - 1.0%
            62,200  Nabors Industries Ltd.(1)                              4,102
                                                                 ---------------
CANADA - 1.8%
           101,021  Suncor Energy Inc.(2)                                  7,559
                                                                 ---------------
CHANNEL ISLANDS - 1.0%
           127,710  Amdocs Ltd.(1)                                         4,230
                                                                 ---------------
FRANCE - 5.0%
            12,000  Alstom RGPT(1)                                         1,027
           128,171  Axa SA                                                 4,535
            29,630  Schneider Electric SA                                  3,030
            32,400  Societe Generale                                       4,617
            18,650  Total SA                                               4,705
            38,000  Vinci SA(2)                                            3,511
                                                                 ---------------
                                                                          21,425
                                                                 ---------------
GERMANY - 4.3%
            47,290  Continental AG                                         4,841
            85,380  Hypo Real Estate Holding AG                            5,620
            22,500  SAP AG                                                 4,599
            33,630  Siemens AG                                             3,093
                                                                 ---------------
                                                                          18,153
                                                                 ---------------
GREECE - 2.7%
           139,000  Greek Organization of
                    Football Prognostics SA                                5,284
           120,000  National Bank of Greece SA                             6,233
                                                                 ---------------
                                                                          11,517
                                                                 ---------------
HONG KONG - 0.9%
         1,765,981  Link Real Estate Investment
                    Trust (The)(1)                                         3,811
                                                                 ---------------
INDIA - 1.6%
           250,000  Bharti Tele-Ventures Ltd.(1)                           2,040
           127,361  Tata Consultancy Services Ltd.                         4,876
                                                                 ---------------
                                                                           6,916
                                                                 ---------------
IRELAND - 1.9%
           255,000  Anglo Irish Bank Corp. plc                             4,181

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
            70,000  Ryanair Holdings plc ADR(1)(2)                         3,716
                                                                 ---------------
                                                                           7,897
                                                                 ---------------
JAPAN - 12.2%
            84,900  AEON Mall Co., Ltd. (2)                                3,757
             1,119  Dentsu Inc. (2)                                        3,724
           127,500  Hoya Corp.                                             5,035
           127,000  JSR Corp. (2)                                          3,729
           220,000  NGK Insulators Ltd. (2)                                2,962
            29,100  ORIX Corp.                                             7,702
           315,000  Sharp Corp.                                            5,549
           451,000  Shinsei Bank Ltd.                                      3,013
           671,000  Sumitomo Chemical
                    Company, Ltd.                                          5,196
               525  Sumitomo Mitsui Financial
                    Group Inc.                                             5,748
           243,000  Sumitomo Realty &
                    Development Co. Ltd.                                   5,646
                                                                 ---------------
                                                                          52,061
                                                                 ---------------
MEXICO - 1.1%
           138,000  America Movil SA de CV
                    Series L ADR                                           4,793
                                                                 ---------------
NETHERLANDS - 1.3%
           116,924  ING Groep N.V. CVA                                     4,395
            30,000  Royal Numico N.V.(1)                                   1,300
                                                                 ---------------
                                                                           5,695
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.6%
         5,596,589  China Construction
                    Bank Cl H(1)(2)                                        2,576
                                                                 ---------------
SOUTH KOREA - 2.2%
            50,250  Hyundai Motor Company                                  4,238
             7,590  Samsung Electronics                                    5,292
                                                                 ---------------
                                                                           9,530
                                                                 ---------------
SPAIN - 1.2%
           385,771  Cintra Concesiones de
                    Infraestructuras de
                    Transporte SA(2)                                       5,124
                                                                 ---------------
SWEDEN - 1.3%
            11,450  Nobel Biocare Holding AG                               2,557
           821,270  Telefonaktiebolaget LM Ericsson
                    B Shares                                               2,801
                                                                 ---------------
                                                                           5,358
                                                                 ---------------
SWITZERLAND - 5.5%
           493,250  ABB Ltd.(1)                                            5,943
            90,620  Compagnie Financiere
                    Richemont AG Cl A                                      3,947
            80,700  Novartis AG(2)                                         4,297
            35,500  Roche Holding AG(2)                                    5,219
            39,422  UBS AG                                                 4,188
                                                                 ---------------
                                                                          23,594
                                                                 ---------------

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
TAIWAN - 0.6%
         1,848,000  Lite-On Technology Corp.                               2,468
                                                                 ---------------
TURKEY- 0.2%
           200,000  Turkiye Garanti Bankasi AS(1)                            906
                                                                 ---------------
UNITED KINGDOM - 5.5%
           955,000  Carphone Warehouse Group plc                           4,540
           164,542  Man Group plc                                          6,671
           138,765  Reckitt Benckiser plc                                  4,973
            54,000  Rio Tinto plc                                          2,547
           172,917  Standard Chartered plc                                 4,520
                                                                 ---------------
                                                                          23,251
                                                                 ---------------
UNITED STATES - 41.9%
            88,400  Aetna Inc.                                             4,509
            95,000  Akamai Technologies, Inc.(1)(2)                        2,518
            87,700  American Express Co.                                   4,725
            62,900  American International Group, Inc.                     4,174
           283,000  American Tower Corp. Cl A(1)                           9,008
            96,500  Automatic Data Processing, Inc.                        4,457
            67,500  Boeing Co.                                             4,907
            94,350  Carnival Corporation                                   4,873
            48,000  Caterpillar Inc.                                       3,508
            43,350  Citigroup Inc.                                         2,010
           111,500  Constellation Brands Inc. Cl A(1)                      2,937
           166,000  Corning Inc.(1)                                        4,052
            25,000  Corporate Executive
                    Board Co. (The)                                        2,500
            80,200  Danaher Corp.                                          4,858
           103,400  eBay Inc.(1)                                           4,142
           358,400  EMC Corp.(1)                                           5,025
            81,200  Exxon Mobil Corp.                                      4,821
            51,000  Gen-Probe Inc.(1)(2)                                   2,548
            54,910  Genentech, Inc.(1)                                     4,705
            23,470  Goldman Sachs Group, Inc. (The)                        3,316
            51,200  Harrah's Entertainment, Inc.                           3,682
            74,500  Laboratory Corporation of
                    America Holdings(1)                                    4,329
           103,233  Las Vegas Sands Corp.(1)(2)                            5,508
            84,510  Medtronic, Inc.                                        4,559
           235,000  Microsoft Corporation                                  6,321
            57,000  Monsanto Co.                                           4,781
           114,906  Monster Worldwide Inc.(1)(2)                           5,626
           209,110  Motorola, Inc.                                         4,475
            53,361  National Financial
                    Partners Corp. (2)                                     3,140
            50,000  NAVTEQ Corp.(1)                                        2,316
            57,500  Noble Corp.                                            4,250
           111,762  Procter & Gamble Co. (The)                             6,698
            48,156  Prudential Financial Inc.                              3,710
            48,000  QUALCOMM Inc.                                          2,266
            60,500  Schlumberger Ltd.                                      6,957
            88,200  SLM Corporation                                        4,976
            52,750  Textron Inc.                                           4,648
            66,000  UnitedHealth Group Incorporated                        3,843
           176,408  XM Satellite Radio Holdings Inc.
                    Cl A(1)(2)                                             3,897
           115,566  XTO Energy Inc.                                        4,840

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
           126,300  Yahoo! Inc.(1)                                         4,049
                                                                 ---------------
                                                                         178,464
                                                                 ---------------
TOTAL COMMON STOCKS                                                      417,216
(Cost $287,785)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 1.8%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 6.125% - 8.125%,
11/15/16 - 11/15/27, valued at $7,684),
in a joint trading account at 4.49%,
dated 2/28/06, due 3/1/06
(Delivery value $7,501)                                                    7,500
                                                                 ---------------
(Cost $7,500)

COLLATERAL RECEIVED
FOR SECURITIES LENDING(3) - 14.0%
REPURCHASE AGREEMENT
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
4.56%, dated 2/28/06, due 3/1/06
(Delivery value $59,457)                                                  59,449
                                                                 ---------------
(Cost $59,449)

TOTAL INVESTMENT SECURITIES - 113.8%                                     484,165
                                                                 ---------------
(Cost $354,734)

OTHER ASSETS AND LIABILITIES - (13.8)%                                  (58,680)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $      425,485
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                                                 26.9%
Information Technology                                                     16.2%
Industrials                                                                12.8%
Consumer Discretionary                                                     11.8%
Energy                                                                      8.7%
Health Care                                                                 8.6%
Materials                                                                   5.6%
Consumer Staples                                                            3.7%
Telecommunication Services                                                  3.7%
Cash and cash equivalents(+)                                                2.0%

(+)Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of February 28, 2006. The aggregate value of securities on loan at February 28, 2006, was $56,656 (in thousands).
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                       $ 354,734
                                                                 ===============
Gross tax appreciation of investments                                 $ 131,579
Gross tax depreciation of investments                                    (2,148)
                                                                 ---------------
Net tax appreciation of investments                                   $ 129,431
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

2. FAIR VALUED SECURITIES

Securities for which market quotes have been deemed not readily available or does not reflect the security's fair value have been fair valued as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee. The aggregate value of fair valued securities at February 28, 2006 was
$140,001 (in thousands), which is 32.9% of total net assets.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL OPPORTUNITIES FUND
FEBRUARY 28, 2006

[american century investments logo and text logo]

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1%
AUSTRALIA - 1.2%
           850,287  Kimberley Diamond Co. NL(1)                   $        1,017
           165,709  SFE Corp. Ltd. (2)                                     1,575
                                                                 ---------------
                                                                           2,592
                                                                 ---------------
AUSTRIA - 1.4%
            22,837  Andritz AG                                             2,955
                                                                 ---------------
BELGIUM - 2.0%
            21,469  EVS Broadcast Equipment SA                               981
            33,306  Option N.V.(1)(2)                                      3,380
                                                                 ---------------
                                                                           4,361
                                                                 ---------------
BRAZIL - 1.1%
            98,800  Submarino SA                                           2,438
                                                                 ---------------
CANADA - 1.0%
           524,317  Eldorado Gold Corporation(1)                           2,248
                                                                 ---------------
DENMARK - 0.8%
            13,899  Bang & Olufsen AS B Shares(2)                          1,654
                                                                 ---------------
FRANCE - 9.2%
            26,809  Alten(1)                                                 918
            29,741  April Group                                            1,434
           160,182  GameLoft(1)                                            1,178
            38,752  Groupe Steria SCA(2)                                   2,102
             8,104  IPSOS(2)                                               1,083
            33,134  Nexans SA                                              2,186
            52,028  Nexity                                                 3,238
            97,728  Pinguely-Haulotte                                      2,442
           138,502  SOITEC(1)(2)                                           3,698
            50,059  SR Teleperformance(2)                                  1,672
                                                                 ---------------
                                                                          19,951
                                                                 ---------------
GERMANY - 10.4%
             7,424  Bijou Brigitte Modische
                    Accessoires AG                                         1,978
            43,240  CTS Eventim AG(1)                                      1,271
            17,197  Deutsche Euroshop AG                                   1,122
            39,698  Fluxx AG(1)                                              568
            12,886  Interhyp AG(1)                                         1,759
            19,124  MPC Muenchmeyer Petersen
                    Capital AG(1)(2)                                       1,687
            16,993  MTU Aero Engines Holding AG(1)                           567
            62,084  Praktiker Bau-und
                    Heimwerkermaerkte AG(1)                                1,800
             5,501  Rational AG                                              801
            38,532  Singulus Technologies(1)(2)                              745
            53,645  Software AG                                            3,114
             6,049  Solarworld AG                                          1,573
            75,919  Vivacon AG(1)                                          3,304

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
            16,803  Wincor Nixdorf AG                                      2,143
                                                                 ---------------
                                                                          22,432
                                                                 ---------------
GREECE - 2.0%
            51,105  Germanos SA(1)                                         1,069
            59,246  Marfin Financial Group
                    SA Holdings                                            1,599
            53,686  Mytilineos Holdings SA                                 1,640
                                                                 ---------------
                                                                           4,308
                                                                 ---------------
HONG KONG - 0.3%
           154,000  Vtech Holdings Ltd.                                      558
                                                                 ---------------
HUNGARY - 0.8%
            12,149  Egis Rt.                                               1,774
                                                                 ---------------
INDIA - 0.6%
            84,900  Associated Cement Co. Ltd.                             1,204
                                                                 ---------------
ITALY - 4.5%
           227,057  Astaldi SpA                                            1,535
           100,045  Azimut Holding SpA(1)                                  1,066
            25,804  Digital Multimedia
                    Technologies SpA(1)                                    1,112
           338,621  Gemina SpA(1)                                          1,161
           200,364  Recordati SpA                                          1,484
            20,084  Tod's SpA(2)                                           1,469
            70,267  Valentino Fashion Group SpA(1)                         1,883
                                                                 ---------------
                                                                           9,710
                                                                 ---------------
JAPAN - 22.0%
            57,000  ABC-Mart Inc.                                          1,450
           107,800  Amano Corp. (2)                                        1,931
            46,800  Bank of the Ryukyus Ltd.                               1,414
               372  Creed Corp.(1)                                         1,570
           147,000  Daifuku Co. Ltd. (2)                                   2,715
               243  en-japan Inc.                                          1,326
            45,000  Fuji Oil Co. Ltd.                                        427
           245,000  Godo Steel Ltd.                                        1,647
           166,000  Hitachi Koki Co., Ltd. (2)                             2,615
            25,600  Hogy Medical Co. Ltd.                                  1,272
            29,560  Honeys Co. Ltd.                                        1,381
            57,000  Ichiyoshi Securities Co. Ltd.                          1,116
           298,000  J-Oil Mills, Inc.                                      1,674
               815  KK DaVinci Advisors(1)(2)                              1,131
           826,000  Kyushu-Shinwa
                    Holdings Inc.(1)(2)                                    1,898
           144,000  Mie Bank Ltd. (The)                                      798
           416,000  Minato Bank Ltd. (The)                                 1,366
            14,000  Miraial Co. Ltd.                                       1,253
            24,000  Pal Co. Ltd.                                           1,669
            15,420  Point Inc. (2)                                         1,139
            89,000  Showa Corp.                                            1,482
            23,900  Stella Chemifa Corp.                                     905
            41,300  Sysmex Corp. (2)                                       1,712
            40,600  Takeuchi Manufacturing Co. Ltd.                        1,600
           376,000  Toagosei Co., Ltd. (2)                                 1,619

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
           422,000  Tsugami Corp.                                          2,945
           123,000  Tsumura & Co. (2)                                      3,161
            88,500  Urban Corp.                                            1,295
                91  Village Vanguard Co. Ltd.(1)(3)                        1,371
               657  Zephyr Co. Ltd. (2)                                    1,739
                                                                 ---------------
                                                                          47,621
                                                                 ---------------
NETHERLANDS - 5.2%
            43,923  Ballast Nedam N.V. CVA(1)                              1,923
            41,487  Brunel International                                   1,153
           129,738  Ordina N.V.                                            2,602
            11,247  Ten Cate N.V.                                          1,266
            52,966  USG People N.V.                                        3,321
            61,814  Wegener N.V. CVA                                         995
                                                                 ---------------
                                                                          11,260
                                                                 ---------------
NORWAY - 6.8%
           900,404  Acta Holding ASA                                       3,658
            41,974  Fred. Olsen Energy ASA(1)(2)                           1,499
            86,282  Norwegian Air Shuttle AS(1) (2)                        1,224
           182,249  Songa Offshore ASA(1)                                  1,540
            98,564  Tandberg Television ASA(1)(2)                          1,753
            34,510  TGS Nopec Geophysical
                    Company ASA(1)(2)                                      1,949
           387,018  Tomra Systems ASA(2)                                   3,083
                                                                 ---------------
                                                                          14,706
                                                                 ---------------
PANAMA - 0.7%
            65,131  Copa Holdings SA Cl A(1)                               1,502
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 1.6%
           154,800  iShares Asia Trust FTSE/Xinhua
                    China A50 Index Fund(1)                                1,060
            47,868  Sohu.com Inc.(1)(2)                                    1,007
            71,705  The9 Ltd. ADR(1)(2)                                    1,501
                                                                 ---------------
                                                                           3,568
                                                                 ---------------
SINGAPORE - 1.7%
         1,868,360  Cosco Investment
                    Singapore Ltd. (2)                                     1,350
         1,220,000  Jaya Holdings Ltd.                                       963
         1,180,000  Olam International Ltd.                                1,318
                                                                 ---------------
                                                                           3,631
                                                                 ---------------
SOUTH AFRICA - 1.5%
           115,625  Ellerine Holdings Ltd.                                 1,595
            31,754  Investec Ltd.                                          1,592
                                                                 ---------------
                                                                           3,187
                                                                 ---------------
SOUTH KOREA - 0.9%
            84,330  Daishin Securities Co. Ltd.                            1,917
                                                                 ---------------

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
SPAIN - 1.4%
           570,579  Tubacex SA                                             3,000
                                                                 ---------------
SWEDEN - 4.5%
            92,261  Elekta AB Cl B(2)                                      1,365
            49,856  JM AB                                                  2,783
           101,480  KappAhl Holding AB(1)                                    760
           145,080  Lindex AB                                              1,669
            35,880  Munters AB                                             1,068
           736,234  WM-data AB B Shares(2)                                 2,169
                                                                 ---------------
                                                                           9,814
                                                                 ---------------
SWITZERLAND - 3.3%
            16,728  Charles Voegele Holding AG                             1,530
             5,037  Galenica Holding AG                                      948
             5,447  Georg Fischer AG                                       2,207
            25,694  Tecan Group AG                                         1,416
           102,884  Temenos Group AG(1)                                    1,074
                                                                 ---------------
                                                                           7,175
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.8%
         1,132,000  Inventec Co. Ltd.                                        686
           564,000  King Yuan Electronics Co. Ltd.                           474
            61,700  Largan Precision Co. Ltd.                              1,139
           335,000  Wistron Corp.(1)                                         433
           454,000  Wistron NeWeb Corp.(1)                                 1,206
                                                                 ---------------
                                                                           3,938
                                                                 ---------------
TURKEY - 1.6%
           207,692  Akcansa Cimento AS                                     1,707
            77,535  Turk Ekonomi Bankasi AS                                1,711
                                                                 ---------------
                                                                           3,418
                                                                 ---------------
UNITED KINGDOM - 8.8%
           318,197  Aggreko plc                                            1,660
           700,428  Ashtead Group plc                                      2,679
           214,221  Babcock International Group plc                          931
           123,406  Charter plc(1)                                         1,437
            56,687  Homeserve plc                                          1,560
           600,164  IG Group Holdings plc                                  2,131
           255,370  Morgan Crucible Co. plc(1)                             1,015
            72,018  Peter Hambro Mining plc(1)                             1,787
           104,719  Rotork plc                                             1,341
            68,566  SIG plc                                                1,092
           101,693  Stolt Offshore SA(1)                                   1,369
            55,013  Ultra Electronics Holdings plc                           974
           136,365  VT Group plc                                           1,060
                                                                 ---------------
                                                                          19,036
                                                                 ---------------

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
UNITED STATES - 1.0%
            18,723  DSP Group, Inc.(1)(2)                                    504
            83,835  Zoran Corp.(1)                                         1,658
                                                                 ---------------
                                                                           2,162
                                                                 ---------------
TOTAL COMMON STOCKS                                                      212,120
(Cost $153,355)                                                  ---------------

PREFERRED STOCKS - 0.8%
GERMANY - 0.8%
            40,853  Hugo Boss AG                                           1,621
                                                                 ---------------
(Cost $1,205)

TEMPORARY CASH INVESTMENTS - 1.0%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 4.50%, 2/15/36, valued at $2,152),
in a joint trading account at 4.48%,
dated 2/28/06, due 3/1/06
(Delivery value $2,100)                                                    2,100
                                                                 ---------------
(Cost $2,100)

COLLATERAL RECEIVED
FOR SECURITIES LENDING(4) - 16.1%
REPURCHASE AGREEMENT
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
4.56%, dated 2/28/06, due 3/1/06
(Delivery value $34,843)                                                  34,839
                                                                 ---------------
(Cost $34,839)

TOTAL INVESTMENT SECURITIES - 116.0%                                     250,680
                                                                 ---------------
(Cost $191,499)

OTHER ASSETS AND LIABILITIES - (16.0)%                                  (34,486)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $      216,194
                                                                 ===============

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)

Industrials                                                                24.5%
Consumer Discretionary                                                     21.6%
Information Technology                                                     17.4%
Financials                                                                 16.9%
Materials                                                                   7.8%
Health Care                                                                 6.1%
Energy                                                                      2.9%
Consumer Staples                                                            1.6%
Diversified                                                                 0.5%
Cash and cash equivalents(+)                                                0.7%

(+)Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
FTSE = Financial Times Stock Exchange
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of February 28, 2006. The aggregate value of securities on loan at February 28, 2006, was $32,312 (in thousands).
(3) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 1 in
    Supplementary Notes to Schedule of Investments for a summary of transactions for each company which is or was an affiliate at or during the three months ended February 28, 2006.)
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS (SHARES IN FULL)

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended February 28, 2006 follows:

                              NOVEMBER 30, 2005  PURCHASE  SALES   REALIZED    DIVIDEND       FEBRUARY 28, 2006
                                SHARE BALANCE      COST    COST   GAIN (LOSS)   INCOME    SHARE BALANCE  MARKET VALUE
Village Vanguard Co. Ltd.(1)          -           $1,624     -         -           -            91          $1,371
                                                 ========                                                 ==========

(1) Non-income producing.

2. FEDERAL TAX INFORMATION

As of February 28, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                       $ 191,576
                                                                 ===============
Gross tax appreciation of investments                                 $  61,569
Gross tax depreciation of investments                                    (2,465)
                                                                 ---------------
Net tax appreciation of investments                                   $  59,104
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

3. FAIR VALUED SECURITIES

Securities for which market quotes have been deemed not readily available or does not reflect the security's fair value have been fair valued as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee. The aggregate value of fair valued securities at February 28, 2006 was
$58,185 (in thousands), which is 26.9% of total net assets.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LIFE SCIENCES FUND
FEBRUARY 28, 2006

[american century investments logo and text logo]

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
BIOTECHNOLOGY - 17.9%
           286,000  Abgenix Inc.(1)                                $   6,360,640
            42,000  Amgen Inc.(1)                                      3,170,580
           185,000  Bioenvision, Inc.(1)                               1,557,700
            43,500  Cephalon, Inc.(1)                                  3,457,380
            40,000  Digene Corp.(1)                                    1,658,400
            38,936  Genentech, Inc.(1)                                 3,336,426
            50,000  Gilead Sciences, Inc.(1)                           3,113,500
            55,000  PDL BioPharma Inc.(1)                              1,722,050
            63,000  Progenics Pharmaceuticals,
                    Inc.(1)                                            1,858,500
           145,000  QIAGEN N.V.(1)                                     2,161,950
                                                                 ---------------
                                                                      28,397,126
                                                                 ---------------
DIVERSIFIED - 1.5%
            37,000  iShares Dow Jones US
                    Healthcare Sector Index Fund                       2,388,720
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 17.7%
            82,000  Baxter International, Inc.                         3,103,700
            92,500  Biomet Inc.                                        3,367,000
            82,500  Cytyc Corp.(1)                                     2,378,475
            92,000  ev3 Inc.(1)                                        1,532,720
            35,500  Hospira Inc.(1)                                    1,409,350
            87,500  Medtronic, Inc.                                    4,720,625
            82,858  Stryker Corp.                                      3,829,697
           100,000  Thermo Electron Corp.(1)                           3,462,000
           110,000  Viasys Healthcare Inc.(1)                          3,209,800
            37,000  Zoll Medical Corp.(1)                                971,250
                                                                 ---------------
                                                                      27,984,617
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 37.0%
           103,000  Aetna Inc.                                         5,252,999
            33,000  Cardinal Health, Inc.                              2,395,800
            32,000  Caremark Rx Inc.(1)                                1,592,000
            56,320  Chemed Corp.                                       3,122,381
            53,126  Community Health
                    Systems Inc.(1)                                    2,014,538
            56,500  Covance Inc.(1)                                    3,189,425
            29,000  Coventry Health Care Inc.(1)                       1,728,980
            54,000  DaVita Inc.(1)                                     3,153,060
            14,200  Fresenius Medical Care AG ORD                      1,527,209
            77,688  Healthspring Inc.(1)                               1,833,437
            85,000  Henry Schein, Inc.(1)                              3,965,250
            31,000  Humana Inc.(1)                                     1,601,770
            16,000  Icon plc ADR(1)                                      768,000
            57,814  Lincare Holdings Inc.(1)                           2,364,593
            77,000  Manor Care, Inc.                                   3,183,950
            56,000  Medco Health Solutions Inc.(1)                     3,120,320
            54,500  Omnicare, Inc.                                     3,316,325
            65,618  Patterson Companies, Inc.(1)                       2,364,873
            88,000  PSS World Medical Inc.(1)                          1,520,640
            91,587  UnitedHealth Group Incorporated                    5,333,110

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            65,902  WellPoint Inc.(1)                                  5,060,615
                                                                 ---------------
                                                                      58,409,275
                                                                 ---------------
PHARMACEUTICALS - 25.4%
           125,000  AVANIR Pharmaceuticals Cl A(1)                     2,142,500
            42,500  Eli Lilly and Company                              2,363,850
            44,000  Endo Pharmaceuticals
                    Holdings Inc.(1)                                   1,386,880
            53,500  Johnson & Johnson                                  3,084,275
            66,500  K-V Pharmaceutical Co. Cl A(1)                     1,527,505
           137,000  Mylan Laboratories Inc.                            3,151,000
            91,250  Novartis AG ADR                                    4,859,063
           121,000  Pfizer Inc.                                        3,168,990
            23,200  Roche Holding AG ORD                               3,428,589
           168,000  Schering-Plough Corp.                              3,108,000
            34,000  Shire plc ADR                                      1,617,720
           115,000  Teva Pharmaceutical
                    Industries Ltd. ADR                                4,828,850
           112,000  Wyeth                                              5,577,600
                                                                 ---------------
                                                                      40,244,822
                                                                 ---------------
TOTAL COMMON STOCKS                                                  157,424,560
(Cost $138,972,010)                                              ---------------

TEMPORARY CASH INVESTMENTS - 4.2%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 4.375% - 4.75%,
11/15/08, valued at $6,841,870), in a joint
trading account at 4.48%, dated 2/28/06,
due 3/1/06 (Delivery value $6,700,834)                                 6,700,000
                                                                 ---------------
(Cost $6,700,000)

TOTAL INVESTMENT SECURITIES - 103.7%                                 164,124,560
                                                                 ---------------
(Cost $145,672,010)

OTHER ASSETS AND LIABILITIES - (3.7)%                                (5,869,714)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 158,254,846
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
Contracts                   Settlement                                Unrealize
to Sell                        Date              Value               Gain (Loss)
--------------------------------------------------------------------------------
2,259,680  CHF for USD       3/31/06           $1,727,591              $(1,689)
  289,198  Euro for USD      3/31/06              345,428               (1,317)
  346,749  Euro for USD      3/31/06              414,168               (1,653)
                                           -------------------------------------
                                               $2,487,187              $(4,659)
                                           =====================================
(Value on Settlement Date $2,482,528)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $145,672,010
                                                                 ===============
Gross tax appreciation of investments                              $ 20,101,218
Gross tax depreciation of investments                                (1,648,668)
                                                                 ---------------
Net tax appreciation (depreciation)
of investments                                                     $ 18,452,550
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TECHNOLOGY FUND
FEBRUARY 28, 2006

[american century investments logo and text logo]

TECHNOLOGY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
AEROSPACE & DEFENSE - 4.0%
           109,563  BE Aerospace, Inc.(1)                          $   2,628,416
            46,931  Ceradyne Inc.(1)                                   2,857,160
            43,400  Orbital Sciences Corp.(1)                            660,982
                                                                 ---------------
                                                                       6,146,558
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.0%
            52,200  American Reprographics Co.(1)                      1,498,140
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 14.8%
           120,227  Comtech Group Inc.(1)                              1,192,652
           164,241  Foundry Networks, Inc.(1)                          2,305,944
         1,168,746  JDS Uniphase Corp.(1)                              3,552,987
           145,594  Oplink Communications Inc.(1)                      2,380,462
            41,547  Orckit Communications Ltd.(1)                      1,038,675
           124,674  Redback Networks Inc.(1)                           2,362,572
           329,998  Sirenza Microdevices, Inc.(1)                      2,666,384
           504,875  Sycamore Networks Inc.(1)                          2,357,766
           242,220  Symmetricom Inc.(1)                                2,172,713
           196,368  Tellabs, Inc.(1)                                   2,884,646
                                                                 ---------------
                                                                      22,914,801
                                                                 ---------------
COMPUTERS & PERIPHERALS - 6.0%
            31,928  Apple Computer, Inc.(1)                            2,188,345
            12,510  Electronics for Imaging, Inc.(1)                     335,518
            76,184  Hewlett-Packard Co.                                2,499,598
           103,000  High Tech Computer Corp. ORD                       2,210,179
            54,885  Neoware Systems Inc.(1)                            1,346,329
           583,000  Wistron Corp. ORD(1)                                 753,787
                                                                 ---------------
                                                                       9,333,756
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.5%
           188,239  Time Warner Telecom Inc. Cl A(1)                   2,377,459
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.8%
                27  Shicoh Engineering Co. Ltd. ORD                      102,941
            46,589  Sunways AG ORD(1)                                  1,111,008
                                                                 ---------------
                                                                       1,213,949
                                                                 ---------------
ELECTRONIC EQUIPMENT
& INSTRUMENTS - 15.6%
           281,681  Aeroflex Inc.(1)                                   3,661,852
            64,652  Daktronics Inc.                                    2,291,267
            98,401  GSI Group Inc.(1)                                  1,296,925
           202,000  Hon Hai Precision
                    Industry Co., Ltd. ORD                             1,262,959
            39,384  Itron Inc.(1)                                      2,341,773
            61,691  Multi-Fineline Electronix, Inc.(1)                 3,512,686
           105,824  Plexus Corp.(1)                                    3,551,453
           216,227  TTM Technologies, Inc.(1)                          2,791,491

TECHNOLOGY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           138,181  Xyratex Ltd.(1)                                    3,495,979
                                                                 ---------------
                                                                      24,206,385
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.4%
            62,569  International Game Technology                      2,238,093
                                                                 ---------------
HOUSEHOLD DURABLES - 1.4%
           105,000  Matsushita Electric
                    Industrial Co., Ltd. ORD                           2,216,550
                                                                 ---------------
INTERNET & CATALOG RETAIL - 2.5%
           107,398  VistaPrint Ltd.(1)                                 3,883,512
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 7.3%
            88,073  Akamai Technologies, Inc.(1)                       2,333,935
            63,633  Cryptologic Inc.                                   1,606,733
             6,554  Google Inc. Cl A(1)                                2,376,611
            36,815  PlusNet plc ORD(1)                                   244,137
           133,209  RADVision Ltd.(1)                                  2,670,841
            70,600  Softbank Corp. ORD                                 2,162,984
                                                                 ---------------
                                                                      11,395,241
                                                                 ---------------
IT SERVICES - 1.5%
           310,969  Sapient Corp.(1)                                   2,332,268
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 29.8%
            67,935  Advanced Micro Devices, Inc.(1)                    2,627,046
         1,325,000  Advanced Semiconductor
                    Engineering Inc. ORD                               1,085,801
           248,548  Anadigics, Inc.(1)                                 1,568,338
           476,397  Axcelis Technologies Inc.(1)                       3,291,904
            65,258  Broadcom Corp. Cl A(1)                             2,942,483
         1,374,000  Chartered Semiconductor
                    Manufacturing Ltd. ORD(1)                          1,126,251
           318,740  Conexant Systems Inc.(1)                             949,845
            65,522  Diodes Inc.(1)                                     2,475,421
            82,504  Intersil Corp. Cl A                                2,338,163
           211,931  Kontron AG ORD(1)                                  2,433,462
           245,643  Kulicke and Soffa
                    Industries, Inc.(1)                                2,751,202
            50,364  Lam Research Corp.(1)                              2,170,688
           174,900  Mattson Technology Inc.(1)                         2,112,792
            73,487  MEMC Electronic Materials Inc.(1)                  2,461,080
           844,077  Mindspeed Technologies Inc.(1)                     3,139,966
           104,551  MKS Instruments, Inc.(1)                           2,337,760
            69,158  Neomagic Corp.(1)                                    473,732
           198,000  Novatek Microelectronics Corp.,
                    Ltd. ORD                                           1,358,139
           522,524  ON Semiconductor Corp.(1)                          3,443,434
           104,830  Semitool Inc.(1)                                   1,324,003
            90,672  Trident Microsystems, Inc.(1)                      2,533,376
           393,122  Vitesse Semiconductor Corp.(1)                     1,238,334
                                                                 ---------------
                                                                      46,183,220
                                                                 ---------------

TECHNOLOGY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
SOFTWARE - 7.3%
            63,054  Adobe Systems Inc.                                 2,435,145
            76,604  Citrix Systems, Inc.(1)                            2,478,906
           312,047  Opsware Inc.(1)                                    2,455,810
           155,884  RSA Security Inc.(1)                               2,288,377
           175,857  Smith Micro Software Inc.(1)                       1,577,437
                                                                 ---------------
                                                                      11,235,675
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 4.8%
           119,746  American Tower Corp. Cl A(1)                       3,811,515
            70,140  NII Holdings, Inc.(1)                              3,592,571
                                                                 ---------------
                                                                       7,404,086
                                                                 ---------------
TOTAL COMMON STOCKS                                                  154,579,693
(Cost $126,068,440)                                              ---------------

TEMPORARY CASH INVESTMENTS - 1.5%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 1.875%, 7/15/13,
valued at $2,450,416), in a joint trading account
at 4.47%, dated 2/28/06, due 3/1/06
(Delivery value $2,400,298)                                            2,400,000
                                                                 ---------------
(Cost $2,400,000)

TOTAL INVESTMENT SECURITIES - 101.2%                                 156,979,693
                                                                 ---------------
(Cost $128,468,440)

OTHER ASSETS AND LIABILITIES - (1.2)%                                (1,916,565)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 155,063,128
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ORD = Foreign Ordinary Share
(1) Non-income producing.

TECHNOLOGY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $128,468,440
                                                                 ===============
Gross tax appreciation of investments                              $ 29,620,604
Gross tax depreciation of investments                                (1,109,351)
                                                                 ---------------
Net tax appreciation (depreciation)
of investments                                                     $ 28,511,253
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

2. FAIR VALUED

A fair valued security is one which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of
Directors. The aggregate value of fair valued securities as of February 28,
2006, is $12,279,591, which is 7.9% of total net assets.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

By:      /s/  William M. Lyons
         ---------------------------------------------
         Name:      William M. Lyons
         Title:     President

Date:    April 21, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  William M. Lyons
         ---------------------------------------------
         Name:      William M. Lyons
         Title:     President
                    (principal executive officer)

Date:    April 21, 2006

By:      /s/  Maryanne L. Roepke
         ---------------------------------------------
         Name:      Maryanne L. Roepke
         Title:     Sr. Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:    April 21, 2006